Non-controlling Interests (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Non-controlling interests [Line Items]
Current assets	$ 960,006,128	$ 789,281,758
Total non-current assets	1,565,330,404	1,564,408,956
Current liabilities	521,524,086	483,281,996
Non-current liabilities	594,993,771	427,481,495
Dividends paid	11,994,014	10,969,709
Non-controlling interests [member]
Disclosure of Non-controlling interests [Line Items]
Current assets	839,968,110	762,824,893
Total non-current assets	932,342,408	922,672,059
Current liabilities	465,134,566	438,802,486
Non-current liabilities	$ 259,155,674	$ 207,501,667